Document and Entity Information	12 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Central Index Key	0000917125
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Jul. 31, 2013